Share Capital - Schedule of Options Exercise Price and Contractual Life (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options and RSU's outstanding at end of year	7,569,626	6,373,331	5,056,914
Exercise Price Range One [Member]
Number of options and RSU's outstanding at end of year	509,176	509,176	521,509
Exercise price upper range	$ 0.002	$ 0.002	$ 0.002
Weighted average of remaining contractual life	10 years 1 month 20 days	10 years 10 months 17 days	11 years 4 months 2 days
Exercise Price Range Two [Member]
Number of options and RSU's outstanding at end of year	125,000
Exercise price upper range	$ 1.17
Weighted average of remaining contractual life	19 years 10 months 28 days	0 years	0 years
Exercise Price Range Three [Member]
Number of options and RSU's outstanding at end of year	72,990	72,990	72,990
Exercise price upper range	$ 1.21	$ 1.21	$ 1.21
Weighted average of remaining contractual life	3 years 8 months 19 days	4 years 8 months 19 days	5 years 8 months 19 days
Exercise Price Range Four [Member]
Number of options and RSU's outstanding at end of year	4,491,494	3,244,969	1,898,969
Exercise price lower range	$ 1.22	$ 1.22	$ 1.22
Exercise price upper range	$ 2.47	$ 2.47	$ 2.47
Weighted average of remaining contractual life	16 years 7 months 10 days	30 years 4 months 17 days	15 years 6 months 14 days
Exercise Price Range Five [Member]
Number of options and RSU's outstanding at end of year	538,871	559,871	559,871
Exercise price lower range	$ 3.30	$ 3.30	$ 3.30
Exercise price upper range	$ 3.48	$ 3.48	$ 3.48
Weighted average of remaining contractual life	11 years 11 months 1 day	12 years 11 months 15 days	13 years 11 months 15 days
Exercise Price Range Six [Member]
Number of options and RSU's outstanding at end of year	30,000	60,000	60,000
Exercise price upper range	$ 6.03	$ 6.03	$ 6.03
Weighted average of remaining contractual life	14 years 1 month 13 days	15 years 1 month 16 days	16 years 1 month 16 days
Exercise Price Range Seven [Member]
Number of options and RSU's outstanding at end of year	106,625	116,000	116,000
Exercise price upper range	$ 6.90	$ 6.90	$ 6.9
Weighted average of remaining contractual life	17 years 7 days	18 years 7 days	19 years 2 months 12 days
Exercise Price Range Eight [Member]
Number of options and RSU's outstanding at end of year	342,470	372,470	372,470
Exercise price upper range	$ 7.52	$ 7.52	$ 7.52
Weighted average of remaining contractual life	14 years 10 months 17 days	15 years 10 months 17 days	16 years 10 months 17 days
Exercise Price Range Nine [Member]
Number of options and RSU's outstanding at end of year	1,353,000	1,437,855	1,455,105
Exercise price lower range	$ 5.08	$ 5.08	$ 5.08
Exercise price upper range	$ 5.99	$ 5.99	$ 5.99
Weighted average of remaining contractual life	16 years 4 months 9 days	17 years 4 months 9 days	18 years 4 months 17 days